Operations	12 Months Ended
Jun. 30, 2019
Operations [Abstract]
Operations
1.	Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas ("BrasilAgro" or "Company") was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the States of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão and Piauí, and in Paraguay, in the state of Boquerón.

BrasilAgro corporate purpose includes:

●	agriculture, cattle raising and forestry activities of any type and nature and rendering directly or indirectly related services;
●	the import and export of agricultural products and inputs and those related to cattle raising activity;
●	the purchase, sale and/or rental of properties, land, buildings and real estate in rural and/or urban areas; real estate brokerage involving any type of operations;
●	holding interest, as a member, in other companies and commercial ventures of any nature, in Brazil and/or abroad, directly or indirectly related to the purposes described herein; and
●	management of its own and third-party assets.

The Company has twelve (12) farms in six (6) Brazilian states and one (1) farm in Paraguay, for a total area of 185,147 hectares of own lands and 51,812 hectares of leased lands. Cresud S.A.C.I.F.Y.A. is the ultimate parent company of BrasilAgro.

1.1 Re-distribution of the assets and liabilities of the joint venture Cresca S.A.

On October 5, 2016, the Company and Carlos Casado S.A., the sole partner in the joint venture Cresca S.A., each with a 50% interest, agreed to dissolve Cresca business and to make their best efforts to sell to third parties all the assets and liabilities held by Cresca within an agreed-upon period of time, or to re-distribute such assets and liabilities in the event the sale to third parties failed.

Cresca assets and liabilities were not sold within the period contractually defined, therefore, the partners agreed to re-distribute Cresca's assets and liabilities, which was completed in the second quarter of 2017. Through June 30, 2017, certain assets, such as cattle and inventories, and contracts (including labor) of Cresca were transferred to Palmeiras, a wholly-owned subsidiary of the Company located in Paraguay. However, the remaining assets and liabilities, including agricultural properties and financial debts with shareholders, remained under the exclusive ownership and/or responsibility of Cresca.

On February 9, 2018, the process of re-distributing Cresca's assets and liabilities was completed and some assets and liabilities that were still owned by Cresca were transferred to the Company's wholly-owned subsidiary Agropecuária Moroti S.A.

The following is a description of the subsidiaries that received Cresca's assets and liabilities:

- Palmeiras S.A. ("Palmeiras") – On December 16, 2016, Palmeiras was incorporated in Asunción, the capital city of Paraguay, with partners Jaborandi Agrícola Ltda. holding 1% of the shares and BrasilAgro holding 99% of the shares. Palmeiras was incorporated with the objective to operate the activities of the Company's investment Cresca.

- Agropecuária Moroti S.A. ("Moroti") – Subsidiary that on February 9, 2018 received all other assets and liabilities of Cresca allocated to BrasilAgro, including land and debts.

As part of the transaction, the partners in the joint venture agreed to waive the payment of interest on late payment of the intercompany loans taken by Cresca in the total amount of R$32,962, of which BrasilAgro's share was R$16,563 (Note 23).

The Company obtained control of the assets and liabilities received from Cresca, therefore, as required by IFRS 3 – Business Combinations, the assets acquired and liabilities assumed were remeasured at the fair value on the date control was obtained.

The estimated fair value of the assets and liabilities transferred to Moroti on February 9, 2018 is shown below:

	Book value	Effect of fair value measurement	Fair value
Assets
Accounts receivable, inventories and other receivables	4,616	36	4,652
Recoverable taxes	13	(13)	-
Investment properties	129,750	11,202	140,952
Other property and equipment other than land	67	277	344
	134,446	11,502	145,948
Liabilities
Trade payables, current and deferred taxes and other liabilities	254	6,322	6,576
Loans	18,714	82	18,796
	18,968	6,404	25,372
Total	115,478	5,098	120,576

The Company recorded a gain of R$5,098 for the difference between the carrying value of the interest in the jointly controlled investment in Cresca of R$115,478 and the fair value of the assets and liabilities transferred to Moroti of R$120,576 (Note 22). The fair value of assets and liabilities was determined based on preliminary estimates and concluded on June 30, 2018. No adjustment to the amounts recorded preliminary was recorded upon conclusion.

In addition, the Company reclassified the accumulated currency translation adjustment from the jointly controlled investment in Cresca from comprehensive income to the statement of income for an amount of R$30,616, under "Other Operating income (expenses), net" (Note 22).

1.2 Sale of Jatobá I Farm

On June 30, 2017, the Company completed the sale of a 625-hectare area (500 agricultural hectares) of Jatobá Farm. The area was sold for 300 soybean bags per usable hectare totaling 150.000 soybean bags, equivalent to R$10,145. The Company received a down payment of 15,000 soybean bags in the amount of R$878, a second installment of the same amount on July 30, 2017, and the remaining balance will be settled in four annual installments (Note 7.1.e – Jatobá I). See Note 19.b.

1.3 Sale of Jatobá II Farm

On June 13, 2018, the Company signed a purchase and sale agreement for a total area of 9,784 hectares (7,485 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare totaling 2.133.225 soybean bags equivalent to R$123,335 as of July 31, 2018.

On July 31, 2018, the buyer paid the first installment of R$21,000, equivalent to 300,000 bags of soybean, and met the conditions envisaged in the agreement, obtaining the of possession of the land and therefore, met the conditions for the recognition of revenue by the Company. The balance will be paid in seven annual installments (Note 7.1.e – Jatobá II). The accounting impact on statement of income is described in Note 19.b.

1.4. Sale of Alto Taquari Farm

On November 21, 2018, the Company signed a purchase and sale agreement for a total area of 103 hectares of arable land in the Alto Taquari Farm, for the value of 1,100 bags per useful hectare totaling 113.300 soybean bags, equivalent to R$6,871.

On November 19, 2018, the buyer made a down payment of 22,656 soybean bags in the amount of R$1,491 and the outstanding balance will be paid in four years, two installments per year (Note 7.1.c – Alto Taquari I).

1.5 Sale of Jatobá III Farm

On June 28, 2019, the Company signed a purchase and sale agreement for a total area of 3,125 hectares (2,473 agricultural hectares) of the Jatobá Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare totaling 704.805 soybean bags, equivalent to R$47,016 as of June 28, 2019.

On June 28, 2019, the buyer paid the first installment of R$5,000 and, on July 31, 2019, the buyer paid another installment in the amount R$5,000. The outstanding balance, corresponding to 563,844 bags of soybean, will be paid in six annual installments. (Note 7.1.e – Jatobá III).

1.6 Lease

a)	Lease of Jatobá Farm

Under the same commitment for the purchase and sale of the Jatobá Farm, as described in Note 1.3, the Company leased another area of the farm, with useful area of 7,468 hectares, for a period of 5 years and with annual payments of 6 bags per hectare or 17% of total production, whichever is greater.

b)	Lease of Parceria V

On August 28, 2018, the Company signed a lease agreement to use a farmland of 23,500 hectares in the city of São Félix do Araguaia, state of Mato Grosso. The new farm will be called Partnership V (see Note 26). The lease will be for 10 years.